(PIMCO Credit Bond Funds) |

PIMCO Funds

Supplement Dated July 31, 2013 to the
Credit Bond Funds Institutional Class, Class P, Administrative Class, Class D,
Class A, Class B, Class C and Class R Prospectus (the "Prospectus"),
dated July 31, 2013, as supplemented from time to time

Disclosure Related to Sales Charges and Shareholder Privileges

Certain changes to the sales charges for Class A shares of certain Funds and to shareholder privileges for the Funds were previously disclosed in a supplement dated July 1, 2013. Those changes have been incorporated into the Prospectus, but are not effective until October 1, 2013.

Accordingly, the following changes to the Prospectus are effective prior to October 1, 2013.

The Maximum Sales Charge (Load) Imposed on Purchases of Class A shares in the Shareholder Fees table in the Fund Summary for the PIMCO Senior Floating Rate Fund is 3.75%.

The Maximum Deferred Sales Charge (Load) for Class A shares in the Shareholder Fees table in the Fund Summaries for the PIMCO Floating Income Fund and the PIMCO Senior Floating Rate Fund is 0.50% and 1.00%, respectively.

Information pertaining to Class A shares in the PIMCO Senior Floating Rate Fund's Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$483	$712	$958	$1,665